Information on market risk and fair value of financial assets and liabilities (telecom activities) - Equity market risk (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 28, 2019	Jan. 29, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Treasury shares held (in shares)	2,009,500	1,265,099	9,742,968
Investments securities, BT Shares [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity interest (as a percent)	2.49%			2.49%	4.00%